Long Term Investments	12 Months Ended
Dec. 31, 2025
Long Term Investments [Abstract]
LONG TERM INVESTMENTS

8. LONG TERM INVESTMENTS

The Group’s long-term investments include equity investments accounted for using the measurement alternative and investments accounted for using equity method.

Equity investments accounted for using the measurement alternative

On October 21, 2024, the Group acquired a 10% equity interest in LD Global Logistics Inc. (“LD”), a licensed customs broker based in Georgia, USA, by issuing 117,115 Class A ordinary shares as consideration.

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2024 and 2025, the carrying amount of the Group’s equity investments accounted for using the alternative measurement was RMB702,961 and RMB687,354 (US$97,791). For the year ended December 31, 2024, the investment was remeasured based on management’s assessment, and no impairment was recognized. For the year ended December 31, 2025, the Group reassessed the investment and recognized a full impairment loss based on management’s evaluation. Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2024 and 2025 was nil.

Equity investments accounted for using equity method

On October 21, 2024, the Group acquired a 20% equity interest in HYTX Warehouse No.3 LLC (“Warehouse No.3”) by issuing 1,680,016 Class A ordinary shares as consideration. Warehouse No.3 operates an approximate 70,000 square-foot warehouse located in California. The fair value of the consideration was RMB9,860,092 (US$1,402,813) based on the closing price at the acquisition date.

On October 21, 2024, the Group acquired a 49% stake in HYTX Warehouse No.10 LLC (“Warehouse No.10”) by issuing 1,568,457 Class A ordinary shares as consideration. Warehouse No.10 operates a 43,000 square-foot warehouse located in California. The fair value of the consideration was RMB9,205,352 (US$1,309,662) based on the closing price at the acquisition date.

The Group recorded its share of income of RMB201,917 from Warehouse No.3 and RMB229,914 from Warehouse No.10 for the year ended December 31, 2024, respectively. The Group recorded its share of income of RMB232,456 (US$33,072) from Warehouse No.3 and a loss of RMB273,707 (US$38,941) from Warehouse No.10 for the year ended December 31, 2025, respectively. For the years ended December 31, 2024 and 2025, no impairment losses were recorded for these equity investments accounted for using equity method.

None of equity method investments was considered individually material for the years ended December 31, 2024 and 2025. For the year ended December 31, 2024, as the aggregate carrying amount of equity method investments exceeded 10% of the Group’s total assets, the Group has presented summarized unaudited condensed financial information of these investments on a combined basis in accordance with Rule 4-08 of Regulation S-X:

	As of December 31, 2024
	RMB	US$
Balance sheet data:
Current assets	23,889,145	3,323,291
Non-current assets	2,052,374	285,512
Total assets	25,941,519	3,608,803
Current liabilities	1,082,372	150,572
Non-current liabilities	-	-
Total liabilities	1,082,372	150,572
Total equity	24,859,148	3,458,231

	For the year ended December 31, 2024
	RMB	US$
Operating data:
Revenues	30,797,765	4,284,370
Gross profit	7,553,499	1,050,790
Operating income	5,742,755	798,892
Net income	5,902,338	821,092
Net income attributable to the Group	427,493	59,470

For the year ended December 31, 2025, the aggregate carrying amount of equity method investments did not exceed 10% of the Group’s total assets; accordingly, such summarized information is not required and has not been presented.